Schedule of Non-Employee Share-based Compensation Arrangements Fair Values (Details)	9 Months Ended
Dec. 31, 2015 USD ($)
Blah 4 1	$ 1,581,444
Blah 4 2	0
Blah 4 3	0
Blah 4 4	767,879
Blah 4 5	690,885
Blah 4 6	42,227
Blah 4 7	(725,520)
Blah 4 8	739,375
Blah 4 9	1,546,809
Blah 4 10	$ 1,549,481